Equity-accounted investees - Interests in total assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Associates and Joint Ventures [Line Items]
TOTAL ASSETS	$ 72,446	$ 51,703
Associates
Disclosure of Associates and Joint Ventures [Line Items]
TOTAL ASSETS	0	0
TOTAL LIABILITIES	0	0
Joint ventures
Disclosure of Associates and Joint Ventures [Line Items]
TOTAL ASSETS	72,446	51,703	$ 50,322
TOTAL LIABILITIES	0	0
Joint ventures | Associates
Disclosure of Associates and Joint Ventures [Line Items]
TOTAL ASSETS	72,446	51,703
TOTAL LIABILITIES	$ 0	$ 0